Basis of Preparation - Schedule of Changes in Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
I A S 1 [Member]
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Standard	IAS 1 – Presentation of financial statements – Revision of classification of liabilities as current or non-current
Main charges	Clarifies that the classification of liabilities as current or non-current is based on the rights existing on the reporting date, and specifies that the classification is not affected by expectations as to whether an entity will exercise its right to postpone the settlement of the liability. They explain that the rights exist if the restrictive clauses are complied with on the reporting date, and introduce the definition of ‘settlement’ to clarify that settlement refers to the transfer to a counterparty of cash, equity instruments, other assets or services.These changes have no material impact on the consolidated financial statements.
IAS 1, IAS 7 and IFRS 7 [Member]
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Standard	IAS 1 – Presentation of financial statements, IAS 7 – Statement of cash flows and IFRS 7 – Financial instruments: Disclosure – Supplier finance arrangements (“Debtor risk”)
Main charges	The changes introduce new disclosures related to supplier financing agreements (‘debtor risk’) that help users of the financial statements assess the effects of these agreements on an entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk. To meet the purposes of disclosure, the entity must disclose, in full, for its supplier financing agreements: the terms and conditions of the agreements; the accounting amount; the corresponding lines in its balance sheet; the liabilities that are part of the agreements, and their accounting amounts, and corresponding lines for which suppliers have already received payment from those providing the financing; the ranges of payment due dates for financial liabilities that are part of a supplier financing agreement and accounts payable which are not part of a supplier financing agreement; and information on liquidity risk.These changes have no material impact on the consolidated financial statements.
I F R S 16 [Member]
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Standard	IFRS 16 – Leases – Lease liability in a sale and leaseback
Main charges	This adds requirements for subsequent measurement for sale and leaseback transactions, which meet the requirements of IFRS 15, for the purposes of accounting as a sale.The changes require the seller-lessee to determine ‘lease payments’ or ‘revised lease payments’ so that the seller-lessee does not recognize a gain or loss related to the right of use retained by the seller-lessee after the start date.The changes do not affect the gain or loss recognized by the seller-lessee related to the total or partial termination of a lease. Without these new requirements, a seller-lessee may have recognized a gain on the right of use which it retains solely due to the remeasurement of the lease liability (for example, after a modification or change of the lease within the lease term) that applies the general requirements in IFRS 16. In particular this may have been the case in a retro-lease that includes variable lease payments that do not depend on an index or rate.The Company has no sale-and-leaseback operations.
IAS 21 and IFRS 1 [Member]
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Standard	IAS 21 – The Effects of Changes in Foreign Exchange Rates – and IFRS 1 – First-time adoption of International Financial Reporting Standards
Main charges	The changes seek to define the concept of when one currency is exchangeable for another, and provide orientation on procedures for non-convertible currencies, determining that convertibility should be assessed on the date of measurement based on the purpose of the transaction. If the currency is not convertible, the entity must estimate a spot exchange rate that reflects market conditions.In situations where there are multiple rates, the rate that best represents the settlement of the cash flows should be used.The pronouncement also highlights the importance of disclosures to enable users of financial statements to understand how a currency that is not convertible into another affects financial performance, and also the risks involved and criteria used in estimation of the exchange rate.The Company does not expect any impacts on its Financial Statements to result from this change.
Effective date	Jan. 1, 2025
IFRS 9 and IFRS 7 [Member]
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Standard	IFRS 9 and IFRS 7– Classification and measurement of financial instruments
Main charges	The changes clarify how financial assets and liabilities with ESG and similar characteristics should be classified. The standard introduces an additional test, SPPI (Solely payments of principal and interest) for financial assets and liabilities with contingent characteristics, since these aspects may affect whether the measurement will be at amortized cost or at fair value. The SPPI test is a condition precedent for classification at amortized cost.The changes also provide an exception relating to the moment when a financial liability should be de-recognized as a result of an electronic financial settlement. An accounting policy option was inserted to allow the company to de-recognize a financial asset before the date of financial settlement, provided that the specific criteria in the standard are met.Also, additional disclosure requirements were inserted to increase transparency for investors in relation to investments in equity instruments measured at fair value through Other comprehensive income, and financial instruments with contingent characteristics, such as those linked to ESG targets.The Company does not expect the change to result in any impacts on its consolidated Financial Statements.
Effective date	Jan. 1, 2026
IFRS 18 [Member]
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Standard	IFRS 18 – Presentation and disclosure of financial statements
Main charges	IFRS 18 will replace IAS 1 and introduce new requirements for presentation of the income statement for the period, including specified totals and subtotals.Entities are required to classify all revenues and expenses in one of five categories: Operational, Investment, Financing, Income taxes, and Discontinued operations – the first three are newly-created categories.The standard requires disclosure of measures of performance defined by the management, and subtotals of revenues and expenses, and includes new requirements for aggregation and disaggregation of financial information based on identified “functions” of the primary financial statements and the explanatory notes.Alterations with restricted scope were made to IAS 7 (Cash flow statements), which include change of the starting point for determining cash flows from operations by the indirect method from “income or loss in the period” to “operational income or loss”, and removal of the optionality in classification of cash flows of dividends and interest.There are consequent changes in several other standards. IFRS 18 will be applied with backdated effect.The Company is in the process of assessing the impacts of these new standards, especially in relation to the structure of the Statement of income and the disclosures of measures of performance.
Effective date	Jan. 1, 2027
IFRS 19 [Member]
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Standard	IFRS 19 – Subsidiaries without Public Accountability: Disclosures
Main charges	This standard will allow certain subsidiaries to opt to apply its reduced requirements for disclosure. The requirements for recognition, measurement and presentation stated in other IFRS accounting standards continue to apply.To be eligible, at the end of the reporting period the subsidiary entity must not have any public accountability and must have a parent company (final or intermediate) that prepares consolidated financial statements, available for public use, in accordance with the IFRS accounting standards.The Company does not expect any impacts on its Consolidated Financial Statements arising from this alteration.
Effective date	Jan. 1, 2027
IAS 10 and IAS 28 [Member]
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Standard	IFRS 10 – Consolidated financial statements and IAS 28 – Investments in associates and joint ventures – Sale or contribution of assets between an investor and its associate or joint venture
Main charges	This deals with situations involving the sale or contribution of assets between an investor and an affiliated company or joint venture. Specifically, the gains and losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an affiliate or joint venture that is accounted by the equity method are recognized in the parent company’s income statement only in proportion to the holdings of the non-related investor in that affiliate or joint venture. Likewise, the gains and losses resulting from remeasurement of investments retained in some former controlled company (which has become an affiliate or joint venture accounted by the equity method) at fair value are recognized in the income statement of the former parent in proportion to the holdings of the non-related investor shares in the new associate or joint venture.The Company does not expect any impacts on its Consolidated Financial Statements arising from this alteration and awaits the formal positioning on the date of its coming into effect.
Effective date	Not yet defined